Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund II
CIK	dei_EntityCentralIndexKey	0001364608
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Oct. 31, 2018
Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2018
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A